[GRAPHIC OMITTED]
                            Deutsche Asset Management

                                [GRAPHIC OMITTED]
                                    World Map

                                  Mutual Fund
                               Semi-Annual Report
                                  June 30, 2002

                                  Premier Class

US Bond Index Fund


On or about August 19, 2002, the Deutsche Asset Management funds are expected to be combined with the Scudder family of funds under the Scudder Investments brand. This change will not affect the value of your investment or the way your fund is managed.

                                                     [GRAPHIC OMITTED]
                                                      A Member of the
                                                    Deutsche Bank Group

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ................................  3
              PERFORMANCE COMPARISON ................................  6

              US BOND INDEX FUND--PREMIER CLASS
                 Statement of Assets and Liabilities ................  7
                 Statement of Operations ............................  8
                 Statements of Changes in Net Assets ................  9
                 Financial Highlights ............................... 10
                 Notes to Financial Statements ...................... 11

              US BOND INDEX PORTFOLIO
                 Schedule of Portfolio Investments .................. 13
                 Statement of Assets and Liabilities ................ 22
                 Statement of Operations ............................ 23
                 Statements of Changes in Net Assets ................ 24
                 Financial Highlights ............................... 25
                 Notes to Financial Statements ...................... 26


                        -------------------------------

   The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.

                        -------------------------------

--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


We are pleased to present you with this semi-annual report for US Bond Index Fund--Premier Class (the 'Fund'), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
During the first half of 2002, the US bond markets overall continued their solid returns of recent years. The Lehman Brothers Aggregate Bond Index produced a positive 3.79% return for the six months ended June 30, 2002. For the semi-annual period, yields on two-year Treasury notes declined from 3.02% to 2.81%, five-year Treasury yields fell from 4.30% to 4.03% and ten-year Treasury yields declined from 5.05% to 4.80%, while 30-year Treasury bond yields rose a modest 0.03% to 5.51%.

The yield curve continued its steepening trend, which began in late 2000. The yield spread between the 2-year and 30-year Treasuries widened 0.25% during the first half of 2002, as investors continued to be attracted to short-term Treasuries.

FEDERAL RESERVE BOARD POLICY CONTINUED TO BE WATCHED CLOSELY DURING THE FIRST HALF OF 2002.
o Improving yet still uncertain economic prospects, growing corporate accounting scandals and global unrest led to continued investor anxiety and kept the Federal Reserve Board on hold through the semi-annual period.
o By February, it became clear that no more interest rate cuts would likely be forthcoming from the Federal Reserve Board during this cycle.
o In fact, at its March 19th meeting, the Federal Reserve Board kept the federal funds rate at 1.75% but shifted from an easing to a neutral bias, citing a slow economic recovery in progress.

OVERALL, ON A DURATION-ADJUSTED BASIS, THE NON-TREASURY FIXED INCOME SECTORS IN THE LEHMAN AGGREGATE BOND INDEX OUTPERFORMED US TREASURY SECURITIES BY 0.23% IN AGGREGATE FOR THE SIX-MONTH PERIOD.
o Commercial mortgage-backed securities (CMBS) led the way by outperforming duration-adjusted Treasuries by 1.95% for a nominal total return of 6.34% for the semi-annual period. Mortgage-backed securities (MBS) followed, earning an excess return over duration-adjusted Treasuries of 1.31% for a nominal year-to-date total return of 4.51%.
o Asset-backed securities (ABS) outdistanced duration-adjusted Treasuries by 1.23% for a nominal total return of 4.45% for the six months ended June 30, 2002.
o The Agency sector followed with an excess return over duration-adjusted Treasuries of 0.57%, generating a nominal total return of 4.08% for the semi-annual period.
o After producing stellar returns relative to US Treasuries in 2001, the US Credit Index lagged duration-adjusted Treasuries during the six months ended June 30, 2002 by 1.38%, producing a nominal total return of 2.63% for the period.

The Fund's benchmark, the Lehman Brothers Aggregate Bond Index, is a broad market-weighted index, which encompasses US Treasury and Agency securities, corporate investment grade bonds, international (dollar-denominated) investment grade bonds, and structured securities, including mortgage-backed, commercial mortgage-backed and asset-backed securities, with maturities greater than one year.

MANAGER OUTLOOK
We believe the US economic recovery is still on track, despite some moderation in activity this spring. Overall, the economy has actually snapped back more quickly and vigorously than was anticipated late last year. But the recovery so far has been driven primarily by inventories. Ultimately, final demands will need to accelerate

--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

 ASSET ALLOCATION
 BY ASSET TYPE AS OF JUNE 30, 2002
 (PERCENTAGES ARE BASED ON MARKET VALUE OF TOTAL INVESTMENTS IN THE PORTFOLIO)


Government Securities      Mortgages        Non-Convertible Corporate Debt
25                         33               22

Cash & Short-Term Instruments         Asset-Backed Securities
19                                    1

to sustain the expansion. That, in turn, will hinge most crucially on a revival in business investment and a firming of labor market conditions. We expect investment spending to rebound, as firms gradually use reviving profits to replenish capital stocks and take advantage of opportunities for productivity enhancements. The labor market has been improving more slowly, but here, too, we expect a gradual and steady strengthening late this year and into 2003. Overall, we see a solid recovery, with slightly above-trend growth in the second half of 2002 and 2003 and the impetus to growth slowly shifting from inventories to final sales. There remain risks to this outlook, as concerns about corporate governance could continue to hamper investor confidence and make firms more hesitant to begin hiring and investing again.

We believe the Federal Reserve Board is unlikely to begin reversing last year's interest rate cuts until it is more confident in the sustainability of the economic expansion. We expect short-term interest rates to tread water in the near term before the Federal Reserve Board begins to raise interest rates toward the end of 2002. Once the Federal Reserve Board starts reversing last year's interest rate cuts, the fixed income yield curve will likely begin to flatten, gradually returning to a more normal configuration. We believe that short- and intermediate-term bond yields will increase further as the Federal Reserve Board tightening plays out. Even longer term bond yields will probably retrace some of their recent decline, though the tame inflation backdrop should keep any backup modest.



INVESTMENT REVIEW

                                                          CUMULATIVE                              AVERAGE ANNUAL
                                                       TOTAL RETURNS                                TOTALRETURNS
   Periods Ended      6 Months   1 Year  3 Years  5 Years      Since    1 Year   3 Years     5 Years       Since
   June 30, 2002                                          Inception2                                  Inception2
 US Bond Index Fund--
   Premier Class1        3.75%   8.66%    26.05%   43.43%     43.43%      8.66%      8.02%      7.48%      7.48%
----------------------------------------------------------------------------------------------------------------
 Lehman Brothers
   Aggregate
   Bond Index3           3.79%   8.63%    26.34%   44.05%     44.05%      8.63%      8.11%      7.57%      7.57%
----------------------------------------------------------------------------------------------------------------
 Lipper Corporate Debt
   BBB-Rated
   Funds Average4        1.64%   5.23%    18.45%   31.22%     31.22%      5.23%      5.78%      5.54%      5.54%
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions.Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. There is no guarantee that the Fund will be able to mirror the LehmanBrothersAggregateBond Index closely enough to track its performance.
2 The Fund's inception date is June 30, 1997. Benchmark returns are for the period beginning June 30, 1997.
3 Lehman Brothers AggregateBond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more. Benchmark returns do not reflect expenses that have been deducted from the Fund's return.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.

--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


As an index fund, we seek to replicate as closely as possible (before deduction of expenses) the investment performance of the Lehman Brothers Aggregate Bond Index. Thus, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the bond markets or the economy in general. Still, we will continue to monitor economic conditions and how they affect the financial markets, as we seek to closely track the performance of the broad US bond market.

We value your support of the US Bond Index Fund--Premier Class and look forward to serving your investment needs in the years ahead.

/s/ LOUIS R. D'ARIENZO
    ------------------
    Louis R. D'Arienzo
    Portfolio Manager of US BOND INDEX PORTFOLIO
    June 30, 2002


--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON1

[GRAPHIC OMITTED]
EDGAR PLOTS TO FOLLOW:

         US Bond Index Fund     Lehman Brothers         Lipper Corporate Debt
          --Premier Class    Aggregate Bond Index      BBB-Rated Funds Average
6/30/97        $5,000,000        $5,000,000              $5,000,000
7/31/97         5,141,000         5,135,000               5,171,940
8/31/97         5,092,500         5,091,350               5,104,310
9/30/97         5,169,000         5,166,200               5,194,180
10/31/97        5,247,000         5,241,100               5,243,720
11/30/97        5,268,000         5,265,210               5,272,630
12/31/97        5,316,000         5,318,390               5,323,420
1/31/98         5,395,500         5,386,470               5,390,700
2/28/98         5,385,500         5,382,160               5,389,260
3/31/98         5,403,500         5,400,460               5,417,030
4/30/98         5,441,000         5,428,540               5,439,120
5/31/98         5,494,000         5,480,110               5,486,540
6/30/98         5,536,000         5,526,690               5,524,360
7/31/98         5,547,500         5,538,300               5,521,920
8/31/98         5,639,000         5,628,570               5,491,210
9/30/98         5,778,500         5,760,280               5,602,760
10/31/98        5,746,500         5,729,750               5,535,730
11/30/98        5,767,500         5,762,410               5,630,860
12/31/98        5,794,000         5,779,700               5,643,280
1/31/99         5,837,000         5,820,740               5,691,610
2/28/99         5,722,500         5,718,870               5,568,920
3/31/99         5,755,000         5,750,330               5,622,820
4/30/99         5,770,500         5,768,730               5,658,200
5/31/99         5,713,500         5,717,960               5,585,330
6/30/99         5,689,500         5,699,660               5,551,530
7/31/99         5,665,500         5,675,160               5,524,720
8/31/99         5,664,500         5,672,320               5,503,020
9/30/99         5,732,000         5,738,120               5,550,460
10/31/99        5,748,500         5,759,350               5,555,160
11/30/99        5,747,500         5,758,770               5,569,020
12/31/99        5,719,000         5,731,130               5,555,360
1/31/00         5,696,000         5,712,220               5,538,340
2/29/00         5,765,500         5,781,340               5,603,480
3/31/00         5,849,500         5,857,650               5,661,830
4/30/00         5,831,500         5,840,660               5,592,960
5/31/00         5,827,000         5,837,740               5,547,480
6/30/00         5,948,000         5,959,170               5,681,960
7/31/00         5,998,000         6,013,400               5,735,160
8/31/00         6,085,500         6,100,590               5,817,140
9/30/00         6,123,500         6,139,020               5,834,290
10/31/00        6,168,500         6,179,540               5,824,280
11/30/00        6,269,000         6,280,880               5,882,480
12/31/00        6,389,000         6,399,000               5,990,000
1/31/01         6,485,000         6,504,000               6,125,000
2/28/01         6,540,000         6,560,500               6,206,000
3/31/01         6,573,000         6,593,500               6,193,500
4/30/01         6,541,500         6,566,000               6,158,500
5/31/01         6,574,500         6,605,500               6,229,000
6/30/01         6,600,000         6,630,500               6,237,500
7/31/01         6,748,000         6,779,000               6,385,000
8/31/01         6,825,500         6,856,500               6,461,500
9/31/01         6,908,000         6,936,500               6,425,500
10/31/01        7,043,000         7,081,500               6,560,500
11/30/01        6,954,500         6,984,000               6,503,000
12/31/01        6,912,500         6,939,500               6,464,000
1/31/02         6,961,500         6,995,500               6,504,500
2/28/02         7,028,500         7,063,500               6,539,000
3/31/02         6,910,500         6,946,000               6,446,500
4/30/02         7,046,500         7,080,500               6,550,000
5/31/02         7,103,000         7,141,000               6,590,500
6/30/02         7,171,500         7,202,500               6,561,000


                                          AVERAGE ANNUAL TOTALRETURNS
   Periods Ended                          1 Year    5 Years       Since
   June 30, 2002                                             Inception2
--------------------------------------------------------------------------------

 US Bond Index Fund--Premier Class         8.66%      7.48%      7.48%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is June 30, 1997. Benchmark returns are for the period beginning June 30, 1997.
3 Lehman Brothers AggregateBond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)



                                                              JUNE 30, 2002

ASSETS
   Investment in the US Bond Index Portfolio, at value ........ $112,298,794
   Receivable for capital shares sold .........................       85,480
   Due from administrator .....................................        1,433
   Prepaid expenses and other .................................       12,987
                                                                ------------
Total assets ..................................................  112,398,694
                                                                ------------
LIABILITIES
   Payable for capital shares redeemed ........................    1,335,438
   Dividend payable ...........................................       38,937
   Accrued expenses and other .................................       30,181
                                                                ------------
Total liabilities .............................................    1,404,556
                                                                ------------
NET ASSETS .................................................... $110,994,138
                                                                ============
COMPOSITION OF NET ASSETS
   Paid-in capital ............................................ $106,508,812
   Undistributed net investment income ........................       13,283
   Accumulated net realized gain from investment transaction ..      719,324
   Net unrealized appreciation on investments .................    3,752,719
                                                                ------------
NET ASSETS .................................................... $110,994,138
                                                                ============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) .....................   10,523,836
                                                                ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) .................     $  10.55
                                                                ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                           FOR THE SIX
                                                                          MONTHS ENDED
                                                                         JUNE 30, 2002
INVESTMENT INCOME
   Net investment income allocated from US Bond Index Portfolio:
     Interest .............................................................. $2,612,187
     Dividends .............................................................    216,792
     Expenses1 .............................................................    (55,731)
                                                                             ----------
   Net investment income from US Bond Index Portfolio ......................  2,773,248
                                                                             ----------
EXPENSES
   Administration and services fees ........................................    111,181
   Registration fees .......................................................      5,226
   Printing and shareholder reports ........................................     11,985
   Professional fees .......................................................     12,495
   Trustees fees ...........................................................      5,419
   Miscellaneous ...........................................................        398
                                                                             ----------
Total expenses .............................................................    146,704
Less: fee waivers and/or expense reimbursements ............................   (118,909)
                                                                             ----------
Net expenses ...............................................................     27,795
                                                                             ----------
NET INVESTMENT INCOME ......................................................  2,745,453
                                                                             ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from investment transactions ..........................    823,756
   Net change in unrealized appreciation/depreciation on investments .......    739,207
                                                                             ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ............................  1,562,963
                                                                             ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ................................. $4,308,416
                                                                             ==========

--------------------------------------------------------------------------------
1 For the six months ended June 30, 2002, the US Bond Index Portfolio waived fees in the amount of $106,837, which was allocated to the Fund on a pro-rated basis.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
STATEMENTS OFCHANGES IN NET ASSETS

                                                                            FOR THE SIX                  FOR THE
                                                                           MONTHS ENDED               YEAR ENDED
                                                                        JUNE 30, 2002 1        DECEMBER 31, 2001
                                                                        ---------------        -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .................................................  $ 2,745,453              $ 6,388,977
   Net realized gain from investment transactions ........................      823,756                1,074,356
   Net change in unrealized appreciation/depreciation
     on investments ......................................................      739,207                1,459,141
                                                                           ------------             ------------
Net increase in net assets from operations ...............................    4,308,416                8,922,474
                                                                           ------------             ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .................................................   (2,745,453)              (6,388,977)
   Net realized gain from investment transactions ........................           --                 (541,396)
                                                                           ------------             ------------
Total distributions ......................................................   (2,745,453)              (6,930,373)
                                                                           ------------             ------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sales of shares .........................................   14,313,663               27,015,484
   Dividend reinvestments ................................................    2,222,160                6,240,274
   Cost of shares redeemed ...............................................  (17,414,077)             (41,399,598)
                                                                           ------------             ------------
Net decrease in net assets
   from capital share transactions .......................................     (878,254)              (8,143,840)
                                                                           ------------             ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................      684,709               (6,151,739)
NET ASSETS
   Beginning of period ...................................................  110,309,429              116,461,168
                                                                           ------------             ------------
   End of period (includes undistributed net investment
     income of $13,283 and $13,283, respectively) ........................ $110,994,138             $110,309,429
                                                                           ============             ============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                    FOR THE PERIOD
                                    FOR THE SIX                                                    JUNE 30, 1997 2
                                   MONTHS ENDED                                       FOR THE YEARS        THROUGH
                                       JUNE 30,                                  ENDED DECEMBER 31,       DEC. 31,
                                         2002 1          2001         2000        1999         1998           1997
PER SHARE OPERATING
   PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ................. $10.42         $10.24       $ 9.76      $10.47       $10.29         $10.00
                                         ------         ------       ------      ------       ------         ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income .............     0.26           0.59         0.62        0.57         0.59           0.33
   Net realized and unrealized
     gain (loss) on investment
     transactions ....................     0.13           0.23         0.48       (0.70)        0.29           0.32
                                         ------         ------       ------      ------       ------         ------
Total from investment
   operations ........................     0.39           0.82         1.10       (0.13)        0.88           0.65
                                         ------         ------       ------      ------       ------         ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .............    (0.26)         (0.59)       (0.62)      (0.58)       (0.61)         (0.32)
   Net realized gain from
     investment transactions .........       --          (0.05)          --          --        (0.09)         (0.04)
                                         ------         ------       ------      ------       ------         ------
Total distributions ..................    (0.26)         (0.64)       (0.62)      (0.58)       (0.70)         (0.36)
                                         ------         ------       ------      ------       ------         ------
NET ASSET VALUE,
   END OF PERIOD .....................   $10.55         $10.42       $10.24      $ 9.76       $10.47         $10.29
                                         ======         ======       ======      ======       ======         ======
TOTAL INVESTMENT RETURN ..............     3.75%          8.19%       11.72%      (1.30)%       8.78%          6.52%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .................. $110,994       $110,309     $116,461     $92,657      $39,790         $8,119
   Ratios to average net assets:
     Net investment income ...........     4.94%3         5.68%        6.33%       5.79%        5.70%          6.32%3
     Expenses after waivers
        and/or reimbursements,
        including expenses of the
        US Bond Index Portfolio ......     0.15%3         0.15%        0.15%       0.15%        0.15%          0.15%3
     Expenses before waivers
        and/or reimbursements,
        including expenses of the
        US Bond Index Portfolio ......     0.53%3         0.53%        0.57%       0.56%        0.90%          0.86%3

--------------------------------------------------------------------------------
1 Unaudited.
2 Commencement of operations.
3 Annualized.


See Notes to Financial Statements.

--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Advisor Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. US Bond Index Fund (the 'Fund') is one of the funds the Trust offers to investors.

The investment objective of the Fund is to replicate, as closely as possible, before expenses, the investment performance of the Lehman Brothers Aggregate Bond Index (the 'Lehman Bond Index') which emphasizes government mortgage-backed securities and corporate investment-grade securities. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the US Bond Index Portfolio (the 'Portfolio'), a series of BT Investment Portfolios, an open-end management investment company registered under the Act. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Prospectus and Statement of Additional Information.

The Portfolio's financial statements accompany this report.

B. VALUATION OF SECURITIES
The Fund determines the value of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets. On June 30, 2002, the Fund owned approximately 88% of the Portfolio. The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

C. INVESTMENT INCOME AND OTHER
The Fund receives a daily allocation of the Portfolio's net investment income and net realized and unrealized gains and losses in proportion to its investment in the Portfolio.

D. DISTRIBUTIONS
The Fund pays monthly dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.20%.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through April 30, 2003, to the extent necessary, to limit all expenses to 0.15% of the average daily net assets of the Fund, including expenses of the Portfolio.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 3--CAPITAL SHARE TRANSACTIONS
There were an unlimited number of capital shares authorized. Transactions in capital shares were as follows:


          FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                   JUNE 30, 2002 1           DECEMBER 31, 2001
          ------------------------       ---------------------
              SHARES        AMOUNT       SHARES         AMOUNT
          ----------        ------       ------         ------
SOLD       1,381,848   $14,313,663    2,599,996   $ 27,015,484
REINVESTED   212,913     2,222,160      598,198      6,240,274
REDEEMED  (1,660,989)  (17,414,077)  (3,978,523)   (41,399,598)
          ----------   -----------   ----------   ------------
NET DECREASE (66,228)  $  (878,254)    (780,329)  $ (8,143,840)
          ==========   ===========   ==========   ============

--------------------------------------------------------------------------------
1 Unaudited.

NOTE 4--FEDERAL INCOME TAXES
At December 31, 2001, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain/(loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing treatments of partnership tax allocations and distribution reclassifications. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

 Undistributed          Undistributed
Net Investment           Net Realized           Paid-in
        Income             Gain/ Loss           Capital
--------------          -------------          --------
      $(14,845)             $(682,764)         $697,609


The net unrealized appreciation/depreciation of the Fund's investment in the Portfolio consists of an allo-cated portion of the Portfolio's appreciation/depreciation.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

Ordinary income                              $6,885,002
Long-term capital gains                       $  45,371

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                   $13,283


Post-October capital and currency losses have been deferred to the fiscal year ending December 31, 2002 as follows:

           Capital                Currency
          --------                --------
          $104,432                     $--


NOTE 5--SUBSEQUENT EVENT
Proxy Results (unaudited). At the Special Shareholder Meeting on July 30, 2002, shareholders of the Trust voted on and approved the following proposal. A description of the proposal and number of shares voted are as follows:

1. To elect the BT Advisor Funds Board of Trustees.

                                                Shares
                               Shares            voted
Nominees                  voted 'For'       'Withheld'
---------                  ----------         --------
Richard R. Burt            13,136,144           37,890
S. Leland Dill             13,136,144           37,890
Martin J. Gruber           13,136,144           37,890
Richard T. Hale            13,136,144           37,890
Joseph R. Hardiman         13,136,144           37,890
Richard J. Herring         13,136,144           37,890
Graham E. Jones            13,136,144           37,890
Rebecca W. Rimel           13,136,144           37,890
Philip Saunders, Jr.       13,136,144           37,890
William N. Searcy          13,136,144           37,890
Robert H. Wadsworth        13,136,144           37,890


--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              INVESTMENTS IN UNAFFILIATED ISSUERS
              CORPORATE OBLIGATIONS--23.01%
              FINANCIAL--9.34%
              Allstate Corp.,
$   100,000    7.20%, 12/1/09 ............ $   109,991
              American Express,
     50,000    6.875%, 11/1/05 ...........      54,098
              American General Finance:
    225,000    7.25%, 5/15/05 ............     244,457
     75,000    5.75%, 3/15/07 ............      77,610
              AXA Financial, Inc.,
    100,000    7.75%, 8/1/10 .............     111,813
              Bank of America Corp.:
    200,000    7.125%, 5/12/05 ...........     216,314
    200,000    7.125%, 5/1/06 ............     217,239
     50,000    5.875%, 2/15/09 ...........      50,413
              Bank of New York,
     25,000    5.20%, 7/1/07 .............      25,488
     65,000    7.30%, 12/1/09 ............      71,755
              Bank One Corp.:
     50,000    6.50%, 2/1/06 .............      53,055
    200,000    7.125%, 5/15/07 ...........     218,429
     50,000    7.875%, 8/1/10 ............      56,722
              Bear Stearns Co., Inc.:
    100,000    6.625%, 1/15/04 ...........     104,779
     40,000    6.15%, 3/2/04 .............      41,680
     50,000    6.625%, 10/1/04 ...........      52,837
    400,000    7.08%, 6/15/09 ............     438,641
              Boeing Capital Corp.:
     50,000    6.35%, 11/15/07 ...........      53,314
    110,000    6.10%, 3/1/11 .............     112,158
              British Transco Finance,
    100,000    6.625%, 6/1/18 ............      91,766
              Charter One Bank Fsb,
     10,000    6.375%, 5/15/12 ...........      10,257
              Chase Manhattan Corp.:
    100,000    6.375%, 4/1/08 ............     105,057
    300,000    7.125%, 6/15/09 ...........     322,169
              Chubb Corp.,
     10,000    6.00%, 11/15/11 ...........      10,120
              CIT Group, Inc.,
     75,000    6.50%, 2/7/06 .............      72,718
              Citigroup, Inc.:
    150,000    6.75%, 12/1/05 ............     161,251
    200,000    8.625%, 2/1/07 ............     231,830
     50,000    7.25%, 10/1/10 ............      54,425
    150,000    6.50%, 1/18/11 ............     155,975
     50,000    6.625%, 6/15/32 ...........      48,340
              Countrywide Funding Corp.,
    500,000    6.875%, 9/15/05 ...........     532,798


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              Countrywide Home Loan,
$    15,000    5.625%, 5/15/07 ........... $    15,338
              Credit Suisse First Boston, Inc.,
    100,000    6.125%, 11/15/11 ..........      98,235
              EOP Operating Lp,
     45,000    7.75%, 11/15/07 ...........      49,295
              First Union Corp.,
    100,000    7.50%, 7/15/06 ............     110,712
              Fleetboston Corp.,
     65,000    7.375%, 12/1/09 ...........      70,529
              Fleetboston Financial Corp.,
    225,000    7.25%, 9/15/05 ............     244,681
              Ford Motor Credit  Co.:
    100,000    7.60%, 8/1/05 .............     104,990
     50,000    6.875%, 2/1/06 ............      51,153
              Ford Motor Credit Co.:
    200,000    7.375%, 10/28/09 ..........     207,041
     50,000    7.25%, 10/25/11 ...........      50,240
              FPL Capital Group, Inc.,
     50,000    7.625%, 9/15/06 ...........      54,522
              General Electric Capital Corp.:
    100,000    6.75%, 9/11/03 ............     104,821
     50,000    7.50%, 5/15/05 ............      54,784
     40,000    5.00%, 2/15/07 ............      40,300
    500,000    8.125%, 4/1/08 ............     572,751
     50,000    6.875%, 11/15/10 ..........      53,567
     50,000    6.75%, 3/15/32 ............      49,114
              General Motors Acceptance Corp.:
    250,000    6.85%, 6/17/04 ............     261,443
    200,000    7.50%, 7/15/05 ............     213,150
    100,000    6.75%, 1/15/06 ............     103,821
     50,000    6.125%, 9/15/06 ...........      50,708
    225,000    7.25%, 3/2/11 .............     229,723
     75,000    8.00%, 11/1/31 ............      76,706
              Goldman Sachs Group, Inc.:
    100,000    7.625%, 8/17/05 ...........     109,591
     15,000    6.65%, 5/15/09 ............      15,412
     50,000    7.35%, 10/1/09 ............      53,478
    100,000    6.875%, 1/15/11 ...........     103,674
              Hartford Financial Services Group,
     50,000    7.75%, 6/15/05 ............      54,743
              Heller Financial, Inc.:
     30,000    6.00%, 3/19/04 ............      31,377
     75,000    6.375%, 3/15/06 ...........      80,037
              Household Finance Co.,
     50,000    6.375%, 10/15/11 ..........      47,831
              Household Finance Corp.:
     50,000    6.50%, 1/24/06 ............      51,119
    150,000    8.00%, 7/15/10 ............     158,433
     25,000    6.75%, 5/15/11 ............      24,606
              International Lease Finance Corp.,
     50,000    5.70%, 7/3/06 .............      50,925

See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              John Hancock  Financial Services,
$    25,000    5.625%, 12/1/08 ........... $    25,447
              JP Morgan & Co., Inc.,
    100,000    6.00%, 1/15/09 ............     101,666
              JP Morgan Chase & Co.,
    100,000    6.75%, 2/1/11 .............     103,651
              Keycorp,
    100,000    7.50%, 6/15/06 ............     108,588
              KFW International Finance,
     75,000    5.25%, 6/28/06 ............      77,335
              Lehman Brothers Holdings, Inc.:
     10,000    7.00%, 5/15/03 ............      10,382
    100,000    6.625%, 4/1/04 ............     104,895
     50,000    7.75%, 1/15/05 ............      53,750
     50,000    6.25%, 5/15/06 ............      52,060
     50,000    8.25%, 6/15/07 ............      56,375
     50,000    7.00%, 2/1/08 .............      53,526
    150,000    7.875%, 11/1/09 ...........     164,767
              Lion Connecticut Holdings, Inc.,
     50,000    7.125%, 8/15/06 ...........      53,905
              MBIA, Inc.,
    125,000    9.375%, 2/15/11 ...........     151,452
              Merrill Lynch & CO.:
    280,000    6.64%, 9/19/02 ............     282,722
    150,000    6.00%, 2/17/09 ............     152,520
              Metlife, Inc.,
     25,000    6.125%, 12/1/11 ...........      25,509
              Morgan Stanley Dean Witter:
    250,000    7.75%, 6/15/05 ............     274,352
    150,000    6.10%, 4/15/06 ............     156,323
     50,000    6.60%, 4/1/12 .............      50,954
              Nationsbank Corp.,
    100,000    6.50%, 3/15/06 ............     106,370
              Nationwide Financial Services,
     25,000    5.90%, 7/1/12 .............      24,756
              Norwest Corp.,
    200,000    6.75%, 6/15/07 ............     216,396
              Pemex Master Trust,
     50,000    7.875%, 2/1/09                   49,875
              Pemex Project Funding Master Trust,
    150,000    9.125%, 10/13/10 ..........     157,500
              Pitney Bowes Crd,
    100,000    8.55%, 9/15/09 ............     114,059
              PNC Funding Corp.,
    300,000    6.875%, 7/15/07 ...........     320,801
              Prologis Trust,
     10,000    7.10%, 4/15/08 ............      10,501
              Sanwa Bank Ltd.,
     10,000    7.40%, 6/15/11 ............       9,545
              Spieker Properties Lp,
     10,000    6.80%, 5/1/04 .............      10,423


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              St. Paul Cos., Inc.,
$    50,000    7.875%, 4/15/05 ........... $    53,915
              Toyota Motor Credit Corp.:
     25,000    5.65%, 1/15/07 ............      25,961
     30,000    5.50%, 12/15/08 ...........      30,566
              Unumprovident Corp.,
     25,000    7.625%, 3/1/11 ............      27,165
              US Bank NA,
    100,000    6.30%, 2/4/14 .............     102,891
              Verizon Global Funding Corp.:
     50,000    6.75%, 12/1/05 ............      51,822
    150,000    7.25%, 12/1/10 ............     151,440
     50,000    7.75%, 12/1/30 ............      48,221
              Wells Fargo & Co.:
    100,000    7.25%, 8/24/05 ............     108,923
    100,000    5.125%, 2/15/07 ...........     101,176
              Wells Fargo Bank NA:
    200,000    7.55%, 6/21/10 ............     222,839
     75,000    6.45%, 2/1/11 .............      78,388
                                           -----------
                                            11,840,061
                                           -----------
              INDUSTRIALS--11.03%
              Abbott Laboratories,
     50,000    5.125%, 7/1/04 ............      51,693
              Ahold Finance Usa, Inc.:
     10,000    6.25%, 5/1/09 .............      10,180
     50,000    8.25%, 7/15/10 ............      55,997
              Albertson's, Inc.:
     50,000    7.50%, 2/15/11 ............      54,528
     25,000    7.25%, 5/1/13 .............      27,127
              Alcoa, Inc.:
    100,000    7.25%, 8/1/05 .............     109,520
    100,000    7.375%, 8/1/10 ............     111,127
     25,000    6.00%, 1/15/12 ............      25,656
              Amerada Hess Corp.,
     25,000    7.875%, 10/1/29 ...........      27,317
              American Home Products,
    100,000    6.25%, 3/15/06 ............     105,755
              Amoco Co.,
    250,000    6.50%, 8/1/07 .............     269,943
              AOL Time Warner, Inc.:
     50,000    6.125%, 4/15/06 ...........      48,599
     25,000    7.70%, 5/1/32 .............      22,178
              Archer Daniels Midland,
     25,000    6.75%, 12/15/27 ...........      24,938
              Arizona Pub Service Co.,
     25,000    6.50%, 3/1/12 .............      25,628
              AT&T Corp.:
    100,000    6.00%, 3/15/09 ............      79,000
     35,000    6.50%, 3/15/29 ............      24,150
              AT&T Wireless Group,
     35,000    8.125%, 5/1/12 ............      28,540

See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              AT&T Wireless Services, Inc.:
$    25,000    7.35%, 3/1/06 ............. $    21,750
    100,000    7.875%, 3/1/11 ............      80,774
              Bellsouth Capital Funding,
    200,000    7.75%, 2/15/10 ............     222,096
              Burlington North Santa Fe,
    100,000    5.90%, 7/1/12 .............      98,661
              Campbell Soup Co.:
    250,000    4.75%, 10/1/03 ............     255,540
     20,000    5.50%, 3/15/07 ............      20,539
              Caterpilar, Inc.,
     50,000    9.00%, 4/15/06 ............      57,617
              Chevron Corp.,
    100,000    6.625%, 10/1/04 ...........     107,003
              Cingular Wireless,
     75,000    6.50%, 12/15/11 ...........      69,839
              Clear Channel Communications:
     50,000    7.25%, 9/15/03 ............      51,309
     50,000    7.65%, 9/15/10 ............      51,119
              Coastal Corp.,
    155,000    7.75%, 6/15/10 ............     153,412
              Coca-Cola Co.,
     25,000    5.75%, 3/15/11 ............      25,373
              Coca-Cola Enterprises,
    500,000    8.50%, 2/1/22                   602,274
              Comcast Cable Communications:
    100,000    6.20%, 11/15/08 ...........      90,712
     60,000    6.875%, 6/15/09 ...........      55,837
              Compaq Computers,
    100,000    7.65%, 8/1/05 .............     106,781
              Conagra, Inc.:
     25,000    7.50%, 9/15/05 ............      27,080
    100,000    7.125%, 10/1/26 ...........     107,959
              Conoco, Inc.,
    100,000    5.90%, 4/15/04 ............     104,148
              Coors Brewing Co.,
     10,000    6.375%, 5/15/12 ...........      10,290
              Corning, Inc.,
    100,000    6.85%, 3/1/29 .............      65,865
              Cox Communications, Inc.:
     10,000    6.15%, 8/1/03 .............      10,084
     50,000    7.875%, 8/15/09 ...........      49,387
              CSX Corp.,
    115,000    7.45%, 5/1/07 .............     125,705
              Dayton Hudson Corp.,
    200,000    9.75%, 7/1/02 .............     200,000
              Delphi Auto Systems Corp.:
      5,000    6.125%, 5/1/04 ............       5,179
     50,000    6.55%, 6/15/06 ............      52,133
      5,000    7.125%, 5/1/29 ............       4,943
              Delta Airlines,
     50,000    6.417%, 7/2/12 ............      51,444


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              Dow Capital Bv,
$    50,000    9.20%, 6/1/10 ............. $    59,072
              Duke Capital Corp.,
    150,000    7.50%, 10/1/09 ............     163,123
              E.I. Dupont De Nemours:
    350,000    8.125%, 3/15/04 ...........     380,099
    150,000    6.875%, 10/15/09 ..........     164,526
              Electronic Data Systems,
     55,000    7.125%, 10/15/09 ..........      59,085
              Federal Express Corp.,
     50,000    9.65%, 6/15/12 ............      60,962
              Federated Department Stores,
    300,000    7.45%, 7/15/17 ............     317,224
              Ford Motor Co.:
    200,000    8.875%, 1/15/22 ...........     210,815
     75,000    6.625%, 10/1/28 ...........      63,242
              Gannett Co., Inc.,
     50,000    6.375%, 4/1/12 ............      51,808
              General Mills, Inc.,
     10,000    5.125%, 2/15/07 ...........       9,993
              General Motors,
    200,000    8.80%, 3/1/21 .............     226,731
              GTE California, Inc.,
     75,000    5.50%, 1/15/09 ............      70,393
              GTE North, Inc.,
    100,000    5.65%, 11/15/08 ...........      97,528
              GTE South, Inc.,
    200,000    7.25%, 8/1/02 .............     200,831
              Hanson Overseas Bv,
    150,000    6.75%, 9/15/05 ............     158,631
              Heinz (H.J.) Co.,
     25,000    6.625%, 7/15/11 ...........      26,201
              HJ Heinz Finance Co.,
     25,000    6.00%, 3/15/12 ............      25,125
              Home Depot, Inc.,
     25,000    5.375%, 4/1/06 ............      25,918
              Honeywell International:
     50,000    6.875%, 10/3/05 ...........      53,908
     25,000    7.50%, 3/1/10 .............      27,799
              IBM Corp.,
    100,000    6.50%, 1/15/28 ............      97,925
              ICI Wilmington,
     55,000    6.95%, 9/15/04 ............      56,796
              International Flavors & Fragrance,
     10,000    6.45%, 5/15/06 ............      10,403
              International Lease Finance Corp.,
     10,000    5.625%, 6/1/07 ............      10,138
              International Paper Co.:
     50,000    8.00%, 7/8/03 .............      52,424
     40,000    6.75%, 9/1/11 .............      41,658

See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              John Deere Capital Corp.:
$    35,000    6.00%, 2/15/09 ............ $    35,480
    100,000    7.00%, 3/15/12 ............     107,144
              Kellogg Co.:
    200,000    6.00%, 4/1/06 .............     209,018
     50,000    6.60%, 4/1/11 .............      52,428
              Kinder Morgan, Inc.:
     50,000    6.65%, 3/1/05 .............      52,454
     60,000    6.75%, 3/15/11 ............      61,739
              Kraft Foods, Inc.:
     50,000    5.625%, 11/1/11 ...........      49,549
     40,000    6.25%, 6/1/12 .............      41,217
              Kroger Co.:
     50,000    7.80%, 8/15/07 ............      55,218
     50,000    7.50%, 4/1/31 .............      52,052
              Lockheed Martin Corp.,
    240,000    7.25%, 5/15/06 ............     260,767
              Marathon Oil Corp.,
     50,000    5.375%, 6/1/07 ............      50,243
              Masco Corp.,
     25,000    6.00%, 5/3/04 .............      25,863
              McDonalds Corp.,
    300,000    8.875%, 4/1/11 ............     363,681
              Merck & CO., Inc.,
    500,000    6.40%, 3/1/28 .............     501,829
              Motorola, Inc.:
    200,000    7.60%, 1/1/07 .............     197,270
     50,000    7.625%, 11/15/10 ..........      46,965
              Nabisco, Inc.,
     75,000    6.375%, 2/1/05 ............      78,361
              Nippon Telegraph & Telephone,
     10,000    6.00%, 3/25/08 ............      10,290
              Nisource Finance Corp.,
     25,000    7.625%, 11/15/05 ..........      25,149
              Norfolk Southern Corp.,
     50,000    6.20%, 4/15/09 ............      51,727
              Northwest Airlines Nwac,
     23,944    8.072%, 10/1/19 ...........      25,766
              Philip Morris,
     50,000    6.375%, 2/1/06 ............      52,837
              Phillips Petroleum Co.,
     50,000    8.75%, 5/25/10 ............      59,371
              Potash Corp. Saskatchewan,
    300,000    7.125%, 6/15/07 ...........     323,689
              Proctor & Gamble Co.,
    250,000    5.25%, 9/15/03 ............     257,029
              Raytheon Co.,
    100,000    7.90%, 3/1/03 .............     102,561
              Republic Services, Inc.,
     10,000    7.125%, 5/15/09 ...........      10,511
              Royal KPN NV,
     50,000    8.375%, 10/1/30 ...........      48,188


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              Safeway, Inc.:
$    30,000    6.05%, 11/15/03 ........... $    31,023
     90,000    6.50%, 11/15/08 ...........      95,061
     80,000    6.50%, 3/1/11 .............      82,426
              SBC Communications, Inc.,
     50,000    6.25%, 3/15/11 ............      51,189
              Sears Roebuck Acceptance:
     25,000    6.75%, 8/15/11 ............      25,633
     10,000    7.00%, 6/1/32 .............       9,579
              Sears, Roebuck & CO.,
    300,000    8.30%, 10/26/04 ...........     328,051
              Sonat, Inc.,
     50,000    7.625%, 7/15/11 ...........      49,200
              Sony Corp.,
    100,000    6.125%, 3/4/03 ............     102,441
              Southern Natural Gas Co.,
     50,000    7.35%, 2/15/31 ............      45,738
              Southwest Airlines Co.,
    500,000    8.00%, 3/1/05 .............     547,926
              Southwestern Bell,
    200,000    7.625%, 3/1/23 ............     208,232
              Sprint Capital Corp.,
    120,000    6.875%, 11/15/28 ..........      75,112
              Target Corp.,
    100,000    5.875%, 3/1/12 ............     101,131
              TCI Communication,
    100,000    7.125%, 2/15/28 ...........      81,169
              Texaco Capital, Inc.,
    100,000    8.50%, 2/15/03 ............     103,928
              Time Warner Entertainment,
    100,000    7.25%, 9/1/08 .............     100,457
              Time Warner, Inc.:
     30,000    6.95%, 1/15/28 ............      24,469
    100,000    6.625%, 5/15/29 ...........      77,965
              Tosco Corp.,
     50,000    7.625%, 5/15/06 ...........      54,963
              Transcount Gas Pipe Corp.,
     10,000    7.00%, 8/15/11 ............       8,892
              Unilever Capital Corp.:
     50,000    6.875%, 11/1/05 ...........      54,158
     50,000    7.125%, 11/1/10 ...........      55,102
              Union Pacific Corp.:
     80,000    6.40%, 2/1/06 .............      84,083
     16,000    6.79%, 11/9/07 ............      17,174
     50,000    6.65%, 1/15/11 ............      52,476
     60,000    7.50%, 10/15/26 ...........      64,255
              United Tech Corp.,
     50,000    6.10%, 5/15/12 ............      51,787
              United Technologies Corp.:
     50,000    7.00%, 9/15/06 ............      54,412
     50,000    7.125%, 11/15/10 ..........      54,907


See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              US West Communications,
$   500,000    6.875%, 9/15/33 ........... $   350,000
              Verizon New York, Inc.,
     25,000    6.875%, 4/1/12 ............      24,874
              Verizon Wireless, Inc.,
     25,000    5.375%, 12/15/06 ..........      23,324
              Viacom, Inc.:
     30,000    6.875%, 9/1/03 ............      31,285
     30,000    7.75%, 6/1/05 .............      32,888
    200,000    7.70%, 7/30/10 ............     218,686
              Vodafone Group Plc:
     50,000    7.625%, 2/15/05 ...........      53,226
     50,000    7.75%, 2/15/10 ............      53,163
              Wal Mart Stores, Inc.,
     90,000    6.875%, 8/10/09 ...........      98,863
              Walt Disney Co.:
    100,000    6.75%, 3/30/06 ............     106,254
     75,000    6.20%, 6/20/14 ............      74,625
              Weyerhaeuser Co.,
    150,000    6.75%, 3/15/12 ............     155,327
              Williams Cos., Inc.:
     50,000    6.50%, 8/1/06 .............      40,659
     50,000    6.50%, 12/1/08 ............      41,480
     75,000    7.125%, 9/1/11 ............      60,735
                                           -----------
                                            13,975,811
                                           -----------
              UTILITIES--2.64%
              Allegheny Energy Supply,
     35,000    8.25%, 4/15/12 ............      36,963
              American Electric Power,
     45,000    6.125%, 5/15/06 ...........      45,839
              Arizona Public Service,
    100,000    7.625%, 8/1/05 ............     108,334
              Burlington Resources, Inc.,
     50,000    7.375%, 3/1/29 ............      51,935
              Columbia Energy Group,
     25,000    7.62%, 11/28/25 ...........      22,523
              Conoco, Inc.,
    140,000    6.35%, 4/15/09 ............     147,281
              Consolidated Natural Gas Co.,
    200,000    6.625%, 12/1/08 ...........     209,354
              Constellation Energy Group,
     25,000    7.00%, 4/1/12 .............      26,108
              Dominion Resources, Inc.:
     75,000    7.625%, 7/15/05 ...........      81,318
     90,000    8.125%, 6/15/10 ...........     101,071
              Dominion Virginia Power,
     25,000    5.75%, 3/31/06 ............      25,669
              DTE Energy Co.:
     40,000    6.45%, 6/1/06 .............      41,675
     25,000    7.05%, 6/1/11 .............      26,445


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              Duke Energy Field Services,
$   100,000    7.50%, 8/16/05 ............ $   106,341
              El Paso Energy Corp.,
     75,000    6.75%, 5/15/09 ............      71,918
              Exelon Corp.,
     50,000    6.75%, 5/1/11 .............      52,205
              Exelon Generation Corp. Llc,
     25,000    6.95%, 6/15/11 ............      25,882
              FirstEnergy Corp.,
     50,000    6.45%, 11/15/11 ...........      48,545
              GTE North, Inc.,
    100,000    6.40%, 2/15/05 ............     104,199
              Kansas City Power & Light,
     25,000    6.00%, 3/15/07 ............      25,543
              Keyspan Corp.:
     50,000    6.15%, 6/1/06 .............      52,197
     50,000    8.00%, 11/15/30 ...........      58,057
              Keyspan Gas East,
     25,000    7.875%, 2/1/10 ............      28,083
              National Rural Utilities
               Cooperative Finance Corp.,
    100,000    5.75%, 11/1/08 ............     100,043
              Niagara Mohawk Power Corp.:
     85,000    7.75%, 5/15/06 ............      92,681
     50,000    7.75%, 10/1/08 ............      56,116
              Northern States Power-minn,
     25,000    6.875%, 8/1/09 ............      25,509
              Potomac Electric Power,
    100,000    6.25%, 10/15/07 ...........     104,954
              PP&L Capital Funding, Inc.,
     25,000    8.375%, 6/15/07 ...........      27,334
              PPL Energy Supply LLC,
     25,000    6.40%, 11/1/11 ............      23,294
              Progress Energy, Inc.:
     50,000    6.75%, 3/1/06 .............      52,532
     25,000    5.85%, 10/30/08 ...........      25,177
     90,000    7.10%, 3/1/11 .............      95,077
     35,000    6.85%, 4/15/12 ............      36,450
              PSEG Power,
     70,000    7.75%, 4/15/11 ............      73,977
              Public Service Co. of Colorado,
    100,000    6.00%, 4/15/03 ............     102,027
              Scana Corp.:
     25,000    6.875%, 5/15/11 ...........      26,804
     60,000    6.25%, 2/1/12 .............      61,870
              Sempra Energy,
     25,000    7.95%, 3/1/10 .............      26,652
              South Carolina Electric & Gas,
     70,000    7.50%, 6/15/05 ............      76,241
              TXU Corp.,
    125,000    6.375%, 6/15/06 ...........     128,564

See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              Valero Energy Corp.,
$    25,000    6.125%, 4/15/07 ........... $    25,818
              Virginia Electric and Power Co.,
    100,000    7.625%, 7/1/07 ............     110,494
              Wisconsin Electric Power Co.,
    500,000    7.25%, 8/1/04 .............     531,525
              Wisconsin Energy Corp.,
     50,000    6.50%, 4/1/11 .............      52,456
                                           -----------
                                             3,353,080
                                           -----------
Total Corporate Obligations
   (COST $28,405,486) ....................  29,168,952
                                           -----------

              ASSET-BACKED SECURITIES--1.88%
              American Express Credit Account
               Master Trust,
     50,000    5.95%, 12/15/06 ...........      52,542
              Chase Credit Card Master Trust,
    100,000    6.66%, 1/15/07 ............     106,919
              Chemical Master Credit Card
               Trust I,
    200,000    7.09%, 2/15/09 ............     219,468
              Citibank Credit Card Master
               Trust I:
    250,000    6.65%, 11/15/06 ...........     267,865
    100,000    5.875%, 3/10/11 ...........     104,586
              Detroit Edison Securitization
               Funding Llc,
    100,000    5.875%, 3/1/10 ............     105,501
              Discover Card Master Trust,
    200,000    5.15%, 10/15/09 ...........     205,053
              First Union National Bank
               Commercial Mortgage,
    136,582    7.184%, 9/15/08 ...........     146,008
              Fleet Credit Card Master Trust II,
     40,000    6.90%, 4/16/07 ............      43,017
              Ford Credit Auto Owner Trust,
    100,000    4.22%, 12/15/06 ...........      99,342
              MBNA Master Credit Card Trust:
    100,000    6.40%, 1/18/05 ............     100,582
    150,000    6.60%, 4/16/07 ............     160,857
     50,000    5.90%, 8/15/11 ............      52,336
    200,000    7.00%, 2/15/12 ............     222,035
              Peco Energy Transition Trust:
     50,000    6.05%, 3/1/09 .............      52,991
     50,000    6.13%, 3/1/09 .............      52,989
              Prime Credit Card Master Trust,
    100,000    6.70%, 10/15/09 ...........     107,574
              West Penn Funding LLC Transition Bonds,
    250,000    6.98%, 12/26/08 ...........     275,305
                                           -----------
Total Asset-Backed Securities
   (COST $2,232,309) .....................   2,374,970
                                           -----------


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              FOREIGN DEBT--5.08%
              FINANCE--1.87%
              Abbey National, Plc,
$    50,000    6.69%, 10/17/05 ........... $    53,255
              ABN Amro Bank,
    540,000    7.125%, 6/18/07 ...........     592,308
              Asian Development Bank,
    100,000    6.50%, 10/21/02 ...........     101,384
              AXA,
     50,000    8.60%, 12/15/30 ...........      57,276
              Barclays Bank Plc,
     60,000    7.40%, 12/15/09 ...........      67,087
              BSCH Issuance Ltd.,
     50,000    7.625%, 9/14/10 ...........      54,821
              Deutsche Ausgleichsbank,
     25,000    6.50%, 9/15/04 ............      26,732
              Deutsche Telekom International Finance:
    200,000    7.75%, 6/15/05 ............     204,630
    150,000    8.00%, 6/15/10 ............     149,349
              Dresdner Bank -- New York,
     40,000    6.625%, 9/15/05 ...........      42,950
              European Investment Bank,
     50,000    4.00%, 8/30/05 ............      50,835
              HSBC Holding Plc,
    150,000    7.50%, 7/15/09 ............     167,252
              Inter-American Development Bank:
    100,000    7.00%, 6/16/03 ............     104,668
    100,000    6.50%, 10/20/04 ...........     107,030
    300,000    6.625%, 3/7/07 ............     327,930
              Korea Development Bank:
     75,000    7.125%, 4/22/04 ...........      79,556
     50,000    5.25%, 11/16/06 ...........      51,231
              National Australia Bank,
     50,000    8.60%, 5/19/10 ............      59,427
              National Westminster Bank,
     50,000    7.375%, 10/1/09 ...........      55,744
              Santander Financial Issuances,
     20,000    7.00%, 4/1/06 .............      21,539
                                           -----------
                                             2,375,004
                                           -----------
              FOREIGN GOVERNMENT--2.36%
              Canada:
     50,000    6.375%, 11/30/04 ..........      53,511
    100,000    5.25%, 11/5/08 ............     103,200
              Hydro-Quebec,
    100,000    8.40%, 1/15/22 ............     122,630
              Kingdom of Spain,
     75,000    7.00%, 7/19/05 ............      81,868
              Kingdom of Sweden,
    220,000    12.00%, 2/1/10 ............     307,208

See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              Malaysia,
$    10,000    8.75%, 6/1/09 ............. $    11,556
              Mexico Government International Bond,
     50,000    8.375%, 1/14/11 ...........      51,875
              Nova Scotia Province,
     50,000    5.75%, 2/27/12 ............      51,016
              Province of Ontario,
    125,000    4.20%, 6/30/05 ............     126,345
              Province of British Columbia,
     50,000    5.375%, 10/29/08 ..........      51,741
              Province of Manitoba,
    200,000    5.50%, 10/1/08 ............     208,117
              Province of Quebec:
    200,000    7.00%, 1/30/07 ............     220,197
     50,000    5.75%, 2/15/09 ............      52,116
    500,000    7.125%, 2/9/24 ............     542,686
              Republic of Chile,
     10,000    6.875%, 4/28/09 ...........      10,077
              Republic of Finland:
     50,000    7.875%, 7/28/04 ...........      54,763
    200,000    5.875%, 2/27/06 ...........     212,956
              Republic of Italy,
    225,000    6.00%, 2/22/11 ............     236,819
              Republic of Korea,
     50,000    8.875%, 4/15/08 ...........      59,345
              United Mexican States:
     25,000    8.50%, 2/1/06 .............      26,625
    100,000    9.875%, 1/15/07 ...........     112,250
     40,000    8.625%, 3/12/08 ...........      42,740
    190,000    9.875%, 2/1/10 ............     212,325
              Westdeutsche Landesbank New York,
     40,000    6.05%, 1/15/09 ............      41,604
                                           -----------
                                             2,993,570
                                           -----------
              INDUSTRIALS--0.85%
              Alberta Energy Co. Ltd.,
     10,000    7.65%, 9/15/10 ............      11,119
              Apache Finance Canada Corp.,
     25,000    7.75%, 12/15/29 ...........      28,378
              British Telecom Plc:
     50,000    7.625%, 12/15/05 ..........      53,505
     50,000    8.125%, 12/15/10 ..........      54,410
     70,000    8.625%, 12/15/30 ..........      76,242
              Corp Andina De Fomento:
     10,000    7.75%, 3/1/04 .............      10,550
     10,000    6.875%, 3/15/12 ...........      10,258
              DaimlerChrysler NA Holdings:
    150,000    7.20%, 9/1/09 .............     156,552
    150,000    8.00%, 6/15/10 ............     163,028


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              France Telecom:
$    75,000    7.20%, 3/1/06 ............. $    72,138
     75,000    7.75%, 3/1/11 .............      68,481
     75,000    8.50%, 3/1/31 .............      66,339
              Ontario Electricity,
     35,000    6.10%, 1/30/08 ............      37,483
              Repsol Intl Finance,
    100,000    7.45%, 7/15/05 ............      93,000
              Telefonica Europe BV:
     40,000    7.35%, 9/15/05 ............      42,263
    125,000    7.75%, 9/15/10 ............     129,377
                                           -----------
                                             1,073,123
                                           -----------
TOTAL FOREIGN DEBT
   (COST $6,080,034) .....................   6,441,697
                                           -----------

              MEDIUM-TERM NOTES--1.73%
              FNMA:
    250,000    6.25%, 11/15/02 ...........     253,939
    500,000    6.50%, 8/15/04 ............     533,759
    500,000    6.96%, 4/2/07 .............     553,888
    550,000    7.25%, 1/15/10 ............     623,387
     50,000    7.125%, 1/15/30 ...........      55,991
    150,000    7.25%, 5/15/30 ............     170,808
                                           -----------
TOTAL MEDIUM-TERM NOTES
   (COST $2,034,764) .....................   2,191,772
                                           -----------

              MORTGAGE-BACKED SECURITIES--1.74%
              Bear Stearns Commercial Mortgage
               Securities:
    445,951    7.11%, 9/15/09 ............     480,487
    150,000    7.78%, 2/15/10 ............     170,078
              Capco America Securitization Corp.,
    100,000    6.26%, 10/15/30 ...........     105,663
              Credit Suisse First Boston
               Securities Corp.,
    250,000    6.238%, 11/15/09 ..........     263,398
              DLJ Commerial Mortgage Corp.,
    100,000    6.41%, 6/10/31 ............     106,545
              First Union Lehman Brothers --
               Bank of America,
    100,000    6.56%, 11/18/08 ...........     107,112
              LB Commercial Conduit Mortgage
               Trust:
    150,000    6.78%, 4/15/09 ............     161,856
    137,105    7.105%, 10/15/32 ..........     147,360
              LB-UBS Commercial Mortgage Trust:
    100,000    5.969%, 3/15/26 ...........     104,365
    100,000    6.653%, 11/15/27 ..........     107,005


See Notes to Financial Statements.
-------------------------------------------------------------------------------

US Bond Index Portfolio
-------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              Morgan Stanley Dean Witter Capital,
$   100,000    5.98%, 1/15/39 ............ $   102,687
              Morgan Stanley Capital I:
    129,641    6.34%, 11/15/07 ...........     136,627
    100,000    7.11%, 7/15/09 ............     109,597
              Nomura Asset Securities Corp.,
    100,000    6.59%, 3/15/30 ............     107,489
                                           -----------
TOTAL MORTGAGE-BACKED SECURITIES
   (COST $2,072,655) .....................   2,210,269
                                           -----------

              US GOVERNMENT & AGENCY OBLIGATIONS--46.30%
              FANNIE MAE--0.55%
              FNCI,
    664,525    7.00%, 10/1/15 ............     698,366
                                           -----------
              FANNIE MAE CONVENTIONAL LOAN--6.97%
              FNCL:
    127,973    8.00%, 12/1/21 ............     137,566
    128,994    7.50%, 1/1/24 .............     136,535
     54,562    8.50%, 12/1/25 ............      58,950
    153,489    8.00%, 7/1/27 .............     163,849
    250,531    7.50%, 4/1/28 .............     263,935
     36,583    6.50%, 7/1/28 .............      37,470
    594,437    6.50%, 8/1/28 .............     608,861
    708,249    6.00%, 9/1/28 .............     712,607
     31,252    6.50%, 10/1/28 ............      32,011
    592,463    6.50%, 10/1/28 ............     606,839
    730,215    6.00%, 2/1/29 .............     733,987
    827,042    6.50%, 2/1/29 .............     847,110
  1,512,542    6.00%, 7/1/29 .............   1,520,357
    265,605    6.50%, 7/1/29 .............     271,644
  1,454,211    6.50%, 7/1/29 .............   1,487,273
  1,189,695    6.50%, 8/1/29 .............   1,216,743
                                           -----------
                                             8,835,737
                                           -----------
              FEDERAL GOVERNMENT LOAN MORTGAGE
              CORPORATION--1.18%
              FGLMC:
    127,821    7.50%, 5/1/24 .............     135,237
    516,043    7.00%, 12/1/24 ............     538,286
    208,075    7.00%, 12/1/26 ............     216,383
    110,904    7.50%, 5/1/27 .............     117,065
     78,684    7.00%, 6/1/27 .............      81,763
     22,935    7.50%, 6/1/27 .............      24,179
     54,926    7.50%, 7/1/27 .............      57,906
    311,601    7.50%, 10/1/30 ............     327,403
                                           -----------
                                             1,498,222
                                           -----------


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              FEDERAL HOME LOAN BANK--0.82%
              FHLB,
$ 1,000,000    5.125%, 9/15/03 ........... $ 1,032,333
                                           -----------
              FEDERAL HOME LOAN MORTGAGE
              CORPORATION--8.32%
              FHLMC:
    450,000    6.25%, 10/15/02 ...........     455,532
    250,000    6.25%, 7/15/04 ............     265,956
  2,500,000    4.50%, 8/15/04 ............   2,572,330
  2,000,000    6.875%, 1/15/05 ...........   2,168,612
  1,400,000    6.625%, 9/15/09 ...........   1,535,604
    255,219    5.50%, 11/1/13 ............     259,467
    570,800    6.50%, 12/1/14 ............     594,246
      3,000    6.75%, 9/15/29 ............       3,194
    133,000    6.25%, 7/15/32 ............     133,718
              FHLMC TBA:
  2,000,000    6.50%, 11/1/23 ............   2,031,250
    500,000    7.50%, 1/1/31                   524,970
                                           -----------
                                            10,544,879
                                           -----------
              FEDERAL NATIONAL MORTGAGE
              ASSOCIATION--21.34%
              FNMA:
  1,000,000    4.75%, 11/14/03 ...........   1,030,897
  1,000,000    7.00%, 9/1/06 .............   1,049,062
  1,600,000    4.375%, 10/15/06 ..........   1,608,766
    500,000    5.25%, 1/15/09 ............     510,704
    717,463    6.00%, 10/1/09 ............     745,295
    145,566    7.00%, 6/1/12 .............     153,261
     70,856    7.00%, 7/1/12 .............      74,601
  4,000,000    7.00%, 9/1/21 .............   4,127,500
    800,000    6.25%, 5/15/29 ............     799,140
    887,579    8.00%, 10/25/31 ...........     942,574
              FNMA TBA:
  1,000,000    5.50%, 11/1/07 ............   1,000,000
  2,000,000    6.50%, 11/1/07 ............   2,070,624
  2,000,000    6.00%, 4/1/08 .............   2,038,124
  2,500,000    7.50%, 9/1/21 .............   2,622,655
  2,000,000    6.50%, 4/1/23 .............   2,038,124
  3,250,000    6.50%, 4/1/23 .............   3,298,750
  2,750,000    6.00%, 9/2/23 .............   2,731,094
    200,000    8.50%, 7/1/25 .............     213,562
                                           -----------
                                            27,054,733
                                           -----------

US Bond Index Portfolio
-------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--5.88%
              GNMA:
$   302,336    8.00%, 7/15/22 ............ $   325,717
     69,681    9.00%, 1/15/23 ............      76,659
    756,817    6.50%, 11/15/23 ...........     780,379
    791,519    6.00%, 2/15/29 ............     795,196
     72,499    7.50%, 8/15/29 ............      76,585
    806,572    6.00%, 9/15/29 ............     810,319
     83,850    7.50%, 10/15/29 ...........      88,577
    251,259    7.50%, 11/15/29 ...........     265,423
    261,878    8.50%, 11/15/29 ...........     282,097
              GNMA TBA:
    775,000    8.00%, 8/1/21 .............     824,406
  2,000,000    7.00%, 9/1/21 .............   2,075,624
  1,000,000    7.50%, 9/1/21 .............   1,054,375
                                           -----------
                                             7,455,357
                                           -----------
              OTHER--1.24%
              Federal Farm Credit Bank,
  1,000,000    5.58%, 9/11/03 ............   1,034,829
              Tennessee Valley Authority,
    500,000    7.25%, 7/15/43 ............     535,355
                                           -----------
                                             1,570,184
                                           -----------
TOTAL US GOVERNMENT & AGENCY OBLIGATIONS
   (COST $57,200,949) ....................  58,689,811
                                           -----------

              US TREASURY SECURITIES--18.19%
              US TREASURY BONDS--9.83%
              US Treasury Bonds:
  1,450,000    11.25%, 2/15/15 ...........   2,252,711
    350,000    9.25%, 2/15/16 ............     480,988
    500,000    9.125%, 5/15/18 ...........     691,055
  1,125,000    8.875%, 2/15/19 ...........   1,530,143
    300,000    8.75%, 5/15/20 ............     406,819
    450,000    8.75%, 8/15/20 ............     611,057
  1,000,000    7.875%, 2/15/21 ...........   1,258,918
    600,000    8.00%, 11/15/21 ...........     767,437
    565,000    7.25%, 8/15/22 ............     673,007
    665,000    7.625%, 11/15/22 ..........     823,081
    700,000    6.25%, 8/15/23 ............     749,999
    800,000    7.50%, 11/15/24 ...........     984,738
    795,000    6.875%, 8/15/25 ...........     916,265
    300,000    6.00%, 2/15/26 ............     312,046
                                           -----------
                                            12,458,264
                                           -----------

  PRINCIPAL
    AMOUNT/
     AMOUNT   SECURITY                           VALUE

              US TREASURY NOTES--8.36%
              US Treasury Notes:
$ 1,000,000    5.50%, 5/31/03 ............ $ 1,032,486
  3,100,000    5.75%, 8/15/03 ............   3,223,517
  1,000,000    3.00%, 2/29/04 ............   1,005,820
    500,000    7.25%, 5/15/04 ............     540,811
    475,000    5.75%, 11/15/05 ...........     506,914
  1,200,000    7.00%, 7/15/06 ............   1,340,389
    400,000    4.75%, 11/15/08 ...........     407,318
  1,320,000    5.00%, 2/15/11 ............   1,342,342
  1,200,000    4.875%, 2/15/12 ...........   1,204,500
                                           -----------
                                            10,604,097
                                           -----------
TOTAL US TREASURY SECURITIES
   (COST $22,441,828) ....................  23,062,361
                                           -----------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
   (COST $120,468,025) ................... 124,139,832
                                           -----------

              INVESTMENTS IN AFFILIATED
              INVESTMENT COMPANIES
              SHORT-TERM INSTRUMENTS--22.10%
 28,008,699   Cash Management Fund
               Institutional .............  28,008,699
                                          ------------
TOTAL INVESTMENTS
   (COST $148,476,724) ......... 120.03%  $152,148,531
LIABILITIES IN EXCESS OF
   OTHER ASSETS ................ (20.03)   (25,389,739)
                                 ------   ------------
NET ASSETS ..................... 100.00%  $126,758,792
                                 ======   ============


--------------------------------------------------------------------------------
Abbreviations
TBA--To Be Announced.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Portfolio
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)


                                                                                                   JUNE 30, 2002
ASSETS
   Investments in unaffiliated issuers, at value (cost $120,468,025) ............................... $124,139,832
   Investments in affiliated investment companies, at value (cost $28,008,699) .....................   28,008,699
                                                                                                     ------------
Total investments, at value (cost $148,476,724) ....................................................  152,148,531
   Dividend and interest receivable ................................................................    1,594,321
   Receivable for securities sold ..................................................................   12,358,868
   Prepaid expenses and other ......................................................................          387
                                                                                                     ------------
Total assets .......................................................................................  166,102,107
                                                                                                     ------------
LIABILITIES
   Due to advisor ..................................................................................        3,673
   Payable for securities purchased ................................................................   39,317,475
   Accrued expenses and other ......................................................................       22,167
                                                                                                     ------------
Total liabilities ..................................................................................   39,343,315
                                                                                                     ------------
NET ASSETS ......................................................................................... $126,758,792
                                                                                                     ------------
COMPOSITION OF NET ASSETS
   Paid-in capital ................................................................................. $123,086,985
   Net unrealized appreciation on investments ......................................................    3,671,807
                                                                                                     ------------
NET ASSETS ......................................................................................... $126,758,792
                                                                                                     ============


See Notes to Financial Statements.
-------------------------------------------------------------------------------

US Bond Index Portfolio
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                                                     FOR THE SIX
                                                                                                    MONTHS ENDED
                                                                                                   JUNE 30, 2002
INVESTMENT INCOME
   Dividends from affiliated investment companies .................................................... $  244,714
   Interest ..........................................................................................  3,039,523
                                                                                                       ----------
Total investment income ..............................................................................  3,284,237
                                                                                                       ----------
EXPENSES
   Advisory fees .....................................................................................     97,011
   Administration and services fees ..................................................................     32,337
   Professional fees .................................................................................     13,646
   Trustees fees .....................................................................................      5,419
   Miscellaneous .....................................................................................     23,098
                                                                                                       ----------
Total expenses .......................................................................................    171,511
Less: fee waivers and/or expense reimbursements ......................................................   (106,837)
                                                                                                       ----------
Net expenses .........................................................................................     64,674
                                                                                                       ----------
NET INVESTMENT INCOME ................................................................................  3,219,563
                                                                                                       ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from investment transactions ....................................................    935,767
   Net change in unrealized appreciation/depreciation on investments .................................    801,045
                                                                                                       ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ......................................................  1,736,812
                                                                                                       ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ........................................................... $4,956,375
                                                                                                       ==========


See Notes to Financial Statements.
-------------------------------------------------------------------------------

US Bond Index Portfolio
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE SIX                  FOR THE
                                                                          MONTHS ENDED               YEAR ENDED
                                                                       JUNE 30, 2002 1        DECEMBER 31, 2001

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ................................................. $ 3,219,563               $ 7,173,445
   Net realized gain from investment transactions ........................     935,767                 1,173,364
   Net change in unrealized appreciation/depreciation
     on investments ......................................................     801,045                 1,446,486
                                                                          ------------              ------------
Net increase in net assets from operations ...............................   4,956,375                 9,793,295
                                                                          ------------              ------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from capital invested ........................................  16,144,168                46,449,915
   Value of capital withdrawn ............................................ (24,834,924)              (55,562,177)
                                                                          ------------              ------------
Net decrease in net assets from capital
   transactions in shares of beneficial interest .........................  (8,690,756)               (9,112,262)
                                                                          ------------              ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................  (3,734,381)                  681,033
NET ASSETS
   Beginning of period ................................................... 130,493,173               129,812,140
                                                                          ------------              ------------
   End of period .........................................................$126,758,792              $130,493,173
                                                                          ============              ============

-------------------------------------------------------------------------------
1 Unaudited.


See Notes to Financial Statements.
-------------------------------------------------------------------------------

US Bond Index Portfolio
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                     FOR THE PERIOD
                                     FOR THE SIX                                                    JUNE 30, 1997 2
                                    MONTHS ENDED                                       FOR THE YEARS        THROUGH
                                        JUNE 30,                                  ENDED DECEMBER 31,       DEC. 31,
                                          2002 1          2001         2000        1999         1998           1997

TOTAL INVESTMENT RETURN ...............     3.93%           --           --          --           --             --
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ................... $126,759      $130,493     $129,812    $110,069      $64,195        $30,858
   Ratios to average net assets:
     Net investment income ............     4.98%3        5.70%        6.34%       5.82%        6.02%          6.31%3
     Expenses after
        waivers and/or
        reimbursements ................     0.10%3        0.10%        0.10%       0.10%        0.10%          0.10%3
     Expenses before
        waivers and/or
        reimbursements ................     0.27%3        0.24%        0.28%       0.22%        0.29%          0.28%3
   Portfolio turnover rate ............      141%          232%         221%        224%          82%            79%

-------------------------------------------------------------------------------
1 Unaudited.
2 Commencement of operations.
3 Annualized.


See Notes to Financial Statements.
-------------------------------------------------------------------------------

US Bond Index Portfolio
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The US Bond Index Portfolio (the 'Portfolio'), a series of BT Investment Portfolios, is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. BT Investment Portfolios is organized as a business trust under the laws of the state of New York.

Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Fund's Prospectus and Statement of Additional Information.

B. VALUATION OF SECURITIES
The Portfolio values its investments at market value.

When valuing fixed income securities, the Portfolio uses the last bid price prior to the calculation of the Portfolio's net asset value. If a current bid price is not available, the Portfolio uses the mean between the latest quoted bid and asked prices. When valuing short-term securities that mature within sixty days, the Portfolio uses amortized cost.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Portfolio determines a fair value in good faith under procedures established by and under the general supervision of the Portfolio's Board of Trustees. The Portfolio may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Portfolio values its investments. After consideration of various factors, the Portfolio may value the securities at their last reported price or at fair value. On June 30, 2002, there were no fair valued securities.

C. SECURITIES TRANSACTION AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities to its investors in proportion to their investment in the Portfolio.

D. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

E. DELAYED DELIVERY TRANSACTIONS
The Portfolio may buy or sell securities in transactions that call for payment and delivery beyond the customary settlement period (TBAs). Positions resulting from these 'when-issued' or delayed delivery transactions are valued as described under 'Valuation of Securities'.

F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTION
        WITH AFFILIATES
Deutsche Asset Management, Inc. ('DeAM' Inc.), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. The Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%. These fees are not charged on assets invested in affiliated Money Market funds.

--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.05%.

The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc.

Certain officers and directors of the Portfolio are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

NOTE 3--PURCHASE AND SALE OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the six months ended June 30, 2002, were $177,415,907 and $179,808,804, respectively.

At June 30, 2002, the tax basis of investments held was $120,468,025. The gross unrealized appreciation from investments for those securities having an excess of value over cost and gross unrealized depreciation from investments for those securities having an excess of cost over value was $4,314,582 and $642,775, respectively.

NOTE 4--LINE OF CREDIT
The Portfolio participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 25, 2003. A commitment fee is apportioned among the participants based on their relative net assets. The Portfolio did not borrow during the period.

NOTE 5--SUBSEQUENT EVENT
Proxy Results (unaudited). At the Special Shareholder Meeting on July 30, 2002, shareholders of the BT Investment Portfolios voted on and approved the following proposal. A description of the proposal and number of shares voted are as follows:

1. To elect the BT Investment Portfolios Board of Trustees.

                                                Shares
                               Shares            voted
Nominees                  voted 'For'       'Withheld'
---------                  ----------         --------
Richard R. Burt         3,620,738,776           62,610
S. Leland Dill          3,611,268,351        9,533,036
Martin J. Gruber        3,620,738,776           62,610
Richard T. Hale         3,620,738,776           62,610
Joseph R. Hardiman      3,620,738,776           62,610
Richard J. Herring      3,620,738,776           62,610
Graham E. Jones         3,611,268,351        9,533,036
Rebecca W. Rimel        3,620,738,776           62,610
Philip Saunders, Jr.    3,611,268,351        9,533,036
William N. Searcy       3,620,738,776           62,610
Robert H. Wadsworth     3,620,738,776           62,610


2. To approve new investment advisory agreements between each Portfolio and Deutsche Asset Management, Inc.

                               Shares           Shares
Shares                          voted            voted
voted 'For'                 'Against'        'Abstain'
---------                  ----------         --------
3,614,928,185                  47,740        5,825,461


--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PRIVACY STATEMENT

This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence--Chicago
P.O. Box 219415
Kansas City, MO 64121-9415



July 2002

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.


US Bond Index Fund--Premier Class                            CUSIP #05576L700
                                                             SBIF-3-PR (6/02)
                                                             Printed 8/02

Distributed by:
ICC Distributors, Inc.